NOTES PAYABLE (Details 1)	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
May 29, 2018 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	25,000,000
Amount Converted | $	$ 75,000
June 5, 2018 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	25,000,000
Amount Converted | $	$ 75,000
December 4, 2018 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	1,550,000
Amount Converted | $	$ 4,650
December 14, 2018 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	6,000,000
Amount Converted | $	$ 18,000
December 20, 2018 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	12,333,334
Amount Converted | $	$ 37,000
April 17, 2019 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	46,050,000
Amount Converted | $	$ 138,150
June 26, 2019 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	26,000,000
Amount Converted | $	$ 78,000
December 22, 2016 [Member]
Conversion Price | $ / shares	$ 0.00088
Quantity of Shares | shares	10,000,000
Amount Converted | $	$ 8,800
July 5, 2017 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	42,000,000
Amount Converted | $	$ 126,000
September 27, 2017 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	40,000,000
Amount Converted | $	$ 120,000
February 2, 2018 [Member]
Conversion Price | $ / shares	$ 0.003
Quantity of Shares | shares	25,000,000
Amount Converted | $	$ 75,000
November 8, 2016 [Member]
Conversion Price | $ / shares	$ 0.00152
Quantity of Shares | shares	2,500,000
Amount Converted | $	$ 3,800
August 13, 2014 [Member]
Conversion Price | $ / shares	$ 0.00032
Quantity of Shares | shares	161,127,812
Amount Converted | $	$ 51,561
August 2, 2016 [Member]
Conversion Price | $ / shares	$ 0.0012
Quantity of Shares | shares	4,500,000
Amount Converted | $	$ 5,400
April 4, 2016 [Member]
Conversion Price | $ / shares	$ 0.004
Quantity of Shares | shares	2,750,000
Amount Converted | $	$ 11,000